United States Securities & Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter End 09/30/00

Check here if amendment:  X	Amendment #1

This amendment is a restatement.

Institutional Investment Manager Filing This Report:

Santa Barbara Asset Management
402 East Carrillo Street, Suite C
Santa Barbara, CA 93101

13F File Number:  028-05621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf reporting manager:

Name:		Linda Schuman
Title:		Portfolio Adminstration
Phne:		805-965-4600

Signature, Place, and date of signing:

Linda Schuman, Santa Barbara, CA, October 26, 2000

Report Type:	13F Holdings Report

Form 13F Summary Page

Report Summary:

Number of other included managers:	0

Form 13F Information Table Entry Total:	77

Form 13F Information Table Value Total:	$174,558



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102     5433 84805.000SH       SOLE                84805.000
Abbott Labs                    COM              002824100      355 7460.000 SH       SOLE                 7460.000
Am Power Conversion            COM              029066107     3551 185080.000SH      SOLE               185080.000
American Int'l Group           COM              026874107     5133 53641.445SH       SOLE                53641.445
Amgen                          COM              031162100      724 10374.000SH       SOLE                10374.000
Apollo Group 'A'               COM              037604105     1145 28715.000SH       SOLE                28715.000
Automatic Data Proc.           COM              053015103     3863 57765.000SH       SOLE                57765.000
BMC Software                   COM              055921100      618 32330.000SH       SOLE                32330.000
Bed Bath, Beyond               COM              075896100     5429 222580.000SH      SOLE               222580.000
Black Box                      COM              091826107      687 14745.000SH       SOLE                14745.000
Bristol-Myers                  COM              110122108      659 11532.000SH       SOLE                11532.000
British Petroleum Amoco        COM              055622104      311 5872.000 SH       SOLE                 5872.000
CTS Corp.                      COM              126501105      629 12425.000SH       SOLE                12425.000
Cardinal Health                COM              14149Y108     4584 51980.000SH       SOLE                51980.000
Charles Schwab Co.             COM              808513105      216 6075.199 SH       SOLE                 6075.199
Chevron Corp.                  COM              166751107      204 2388.000 SH       SOLE                 2388.000
Cintas Corp.                   COM              172908105     3877 88993.500SH       SOLE                88993.500
Cisco Systems                  COM              17275R102     4852 87815.000SH       SOLE                87815.000
Clayton Homes                  COM              184190106     1127 112679.000SH      SOLE               112679.000
Coca-Cola                      COM              191216100      370 6718.000 SH       SOLE                 6718.000
Concord EFS, Inc.              COM              206197105     5293 149043.000SH      SOLE               149043.000
Dollar General                 COM              256669102     3555 212233.000SH      SOLE               212233.000
E M C Corp.                    COM              268648102     1204 12143.000SH       SOLE                12143.000
Earthshell                     COM              27032B100       50 40000.000SH       SOLE                40000.000
Elan Corp.                     COM              284131208     4940 90235.000SH       SOLE                90235.000
Estee Lauder Co.               COM              518439104     2516 68690.000SH       SOLE                68690.000
Expeditor Int'l.               COM              302130109     4495 99740.000SH       SOLE                99740.000
Exxon Mobil                    COM              30231G102      409 4588.000 SH       SOLE                 4588.000
Fastenal                       COM              311900104     4241 73590.000SH       SOLE                73590.000
Firstar Corp.                  COM              33763V109     1943 86820.000SH       SOLE                86820.000
General Electric               COM              369604103     1628 28218.000SH       SOLE                28218.000
Geophysical Systems            COM                               0 24000.000SH       SOLE                24000.000
Health Mgmt Asso A             COM              421933102     4486 215535.000SH      SOLE               215535.000
HealthSouth Corp.              COM              421924101      102 12500.000SH       SOLE                12500.000
Home Depot                     COM              437076102     4505 84902.000SH       SOLE                84902.000
Int'l Bus Machine              COM              459200101      386 3435.000 SH       SOLE                 3435.000
Intel                          COM              458140100      757 18216.146SH       SOLE                18216.146
Johnson & Johnson              COM              478160104     3375 35924.000SH       SOLE                35924.000
Jones Apparel Group            COM              480074103      250 9450.000 SH       SOLE                 9450.000
Lexmark Int'l. Group           COM              529771107     1494 39845.000SH       SOLE                39845.000
Linear Tech.                   COM              535678106     5244 80985.000SH       SOLE                80985.000
Lucent Technologies            COM              549463107     1601 52369.000SH       SOLE                52369.000
M B N A                        COM              55262L100     5667 147196.000SH      SOLE               147196.000
Medtronic, Inc.                COM              585055106     4301 83017.000SH       SOLE                83017.000
Merck & Co                     COM              589331107      777 10444.000SH       SOLE                10444.000
Microsoft                      COM              594918104      761 12622.000SH       SOLE                12622.000
Newell Rubbermaid              COM              651229106      737 32285.000SH       SOLE                32285.000
Omnicom                        COM              681919106     2131 29215.000SH       SOLE                29215.000
Oracle Systems                 COM              68389X105      717 9109.000 SH       SOLE                 9109.000
Pacific Cap. Bancorp           COM              69404P101      403 15078.000SH       SOLE                15078.000
Paychex Inc.                   COM              704326107     5420 103243.000SH      SOLE               103243.000
Pfizer                         COM              717081103      649 14439.654SH       SOLE                14439.654
Previo Inc.                    COM                             114 19000.000SH       SOLE                19000.000
Qualcomm                       COM              747525103     7539 105805.000SH      SOLE               105805.000
Quintiles Trans                COM              748767100      612 38415.000SH       SOLE                38415.000
SBC Communications             COM              78387G103      587 11737.000SH       SOLE                11737.000
Safeway                        COM              786514208     3851 82475.000SH       SOLE                82475.000
Solectron Corp.                COM              834182107     3966 85993.000SH       SOLE                85993.000
Staples Inc.                   COM              855030102     1581 111453.000SH      SOLE               111453.000
Stryker Corporation            COM              863667101     5263 122575.000SH      SOLE               122575.000
Sun Microsystems               COM              866810104      304 2606.000 SH       SOLE                 2606.000
Sungard Data Sys               COM              867363103     4298 100395.000SH      SOLE               100395.000
Symbol Technologies            COM              871508107     3033 84391.000SH       SOLE                84391.000
Teleflex                       COM              879369106     2943 85620.000SH       SOLE                85620.000
Tiffany & Co.                  COM              886547108     4851 125785.000SH      SOLE               125785.000
Tyco International Ltd.        COM              902124106      208 4011.000 SH       SOLE                 4011.000
Verizon                        COM                             453 9349.000 SH       SOLE                 9349.000
Vodafone Group ADR             COM              92857T107      202 5460.000 SH       SOLE                 5460.000
Wal-Mart Stores                COM              931142103      447 9287.000 SH       SOLE                 9287.000
Walgreen Company               COM              931422109     5051 133134.000SH      SOLE               133134.000
Wells Fargo                    COM              949746101     4661 101465.000SH      SOLE               101465.000
WorldCom Inc.                  COM              98157D106     2318 76311.000SH       SOLE                76311.000
You Bet.com Inc.               COM              987413101       19 10000.000SH       SOLE                10000.000
Zebra Tech                     COM              989207105     4075 84780.000SH       SOLE                84780.000
DFA Two Year Global                             233203645      168 16926.337000SH    SOLE             16926.337000
Franklin CA Tax-Free                            352518104       72 10216.588000SH    SOLE             10216.588000
Spectra Fund                                    847561107      140 11741.582000SH    SOLE             11741.582000